Note 17 - Amounts Recognized in Accumulated Other Comprehensive Loss (Details) - Other Postretirement Benefit Plans [Member] $ in Millions	Dec. 31, 2015 USD ($)
Amounts Recognized In Accumulated Other Comprehensive Loss [Line Items]
Net actuarial gain	$ (8)
Total recorded in Accumulated other comprehensive income	$ (8)